Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Summary of property and equipment
	Useful Life	March 31, 2014	December 31, 2013
Lab equipment and instruments	4-6	$202,632	$194,143
Computer equipment	4-6	110,898	66,493
		313,530	260,636
Less Accumulated Depreciation		(273,070)	(260,636)
Net Property and Equipment		$40,460	$-